Going Concern (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Going Concern [Abstract]
Cash used in operations	$ 2.5
Gross proceeds from convertible debentures and warrants	$ 3.0
Streamline certain expenses	20.00%